Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

December 13, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959
Shenkman Capital Short Duration High Income Fund (S000038872)

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933 (the “1933 Act”), as amended, the Investment Company Act of 1940 (the “1940 Act”), as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Shenkman Capital Short Duration High Income Fund (the “Fund”), is Post-Effective Amendment No. 1109 under the 1933 Act and Amendment No. 1111 under the 1940 Act to the Trust’s Registration Statement on Form N-1A. The primary purpose of this filing is to register a new share class for the Fund. The Trust anticipates filing a subsequent amendment to its Registration Statement on Form N-1A pursuant to Rule 485(b) of the 1933 Act in February 2023 to incorporate any additional changes in response to comments from the staff of the Commission, to incorporate updated financial statements, and make other non-material changes to update performance and other information about the Fund.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust

Enclosures